Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Summary of Investments In Associates And Joint Ventures

	2024 £m	2023 £m
1 January	1,970	2,020
Total comprehensive income (note 9)	559	473
Dividends	(447)	(559)
Additions (note 27(b)(ii))	48	13
Disposals (note 27(b)(i))	(227)	—
Other equity movements	(1)	23
31 December	1,902	1,970
Non-current assets	1,230	1,331
Current assets	1,205	1,168
Non-current liabilities	(97)	(78)
Current liabilities	(436)	(451)
	1,902	1,970
ITC Ltd. (Group’s share of the market value is £14,357 million (2023: £15,767 million))	1,762	1,851
Other listed associates (Group’s share of the market value is £224 million (2023: £175 million))	98	64
Unlisted associates	42	55
	1,902	1,970

Summary of Latest Published Information	The latest published information available is at 31 December 2024.

	2024 £m	2023 £m
Non-current assets	4,456	4,261
Current assets	4,152	3,622
Non-current liabilities	(306)	(240)
Current liabilities	(1,376)	(1,267)
	6,926	6,376
Group’s share of ITC Ltd. (2024: 25.45%; 2023: 29.02%)	1,762	1,851